COST OF SALES (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
COST OF SALES.
Salaries and wages	R (15,323.0)	R (9,276.1)	R (7,345.0)
Consumable stores	(8,789.4)	(5,243.2)	(3,995.7)
Utilities	(4,930.1)	(3,709.0)	(3,128.2)
Mine contracts	(2,956.9)	(2,105.3)	(1,457.9)
Recycling	(4,376.9)
Other	(3,398.0)	(2,769.9)	(2,758.5)
Ore reserve development costs capitalised	3,291.6	2,394.4	2,304.9
Operating costs	(36,482.7)	(20,709.1)	(16,380.4)
Amortisation and depreciation	(5,699.7)	(4,041.9)	(3,636.6)
Total cost of sales	(42,182.4)	(24,751.0)	(20,017.0)
Cost of providing defined contribution retirement benefits	R 959.9	R 626.0	R 691.1